Financial Risk Management	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Financial Risk Management
26.
Financial Risk Management

The Group is exposed to credit risk, liquidity risk and market risks. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)
Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

26.
Financial Risk Management. Continued
(i)
Currency risk

The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Controlling Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.

Interest on borrowings is accrued in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW, USD and CNY.

The Group adopts policies to ensure that its net exposure is kept to a manageable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances. In respect of monetary assets and liabilities denominated in foreign currencies, the Group manages currency risk through continuously managing the position of foreign currencies, measuring the currency risk and, if necessary, using derivatives such as currency forwards, currency swap and others.

i)
Exposure to currency risk

The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2021 and 2022 is as follows:

(In millions)	December 31, 2021
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,138	195	11,024	29	3	3	44,525
Deposits in banks	—	—	3,564	—	—	—	—
Trade accounts and notes receivable	3,708	221	568	—	—	—	—
Other accounts receivables	24	71	297	4	—	—	15,828
Other assets denominated in foreign currencies	—	176	167	6	—	—	6,481
Trade accounts and notes payable	(2,170)	(8,850)	(2,343)	—	—	—	(465,390)
Other accounts payable	(1,227)	(4,630)	(2,203)	(5)	(5)	—	(1,610,640)
Financial liabilities	(4,257)	—	(18,017)	—	—	—	—
	(2,784)	(12,817)	(6,943)	34	(2)	3	(2,009,196)

Cross currency interest rate swap contracts(*)	1,545	—	—	—	—	—	—
Net exposure	(1,239)	(12,817)	(6,943)	34	(2)	3	(2,009,196)

(*) Of cross currency interest rate swap contracts, USD 100 million were entered into to hedge currency risk with respect to foreign currency denominated borrowings and USD 1,445 million were entered into to hedge currency risk and interest rate risk with respect to foreign currency denominated borrowings and bonds.

26.
Financial Risk Management. Continued

(In millions)	December 31, 2022
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,040	228	1,984	25	1	1	151,912
Deposits in banks	69	—	8,888	—	—	—	—
Trade accounts and notes receivable	1,725	103	703	—	—	—	—
Other accounts receivables	26	114	253	10	21	—	15,800
Other assets denominated in foreign currencies	30	191	82	7	—	—	11,353
Trade accounts and notes payable	(1,824)	(4,987)	(1,306)	—	—	—	(478,926)
Other accounts payable	(565)	(19,084)	(1,711)	(8)	(10)	—	(2,681,508)
Financial liabilities	(4,846)	—	(20,569)	—	—	—	—
	(4,345)	(23,435)	(11,676)	34	12	1	(2,981,369)

Cross currency interest rate swap contracts(*)	2,430	—	—	—	—	—	—
Net exposure	(1,915)	(23,435)	(11,676)	34	12	1	(2,981,369)

(*) Of cross currency interest rate swap contracts, USD 700 million were entered into to hedge currency risk with respect to foreign currency denominated borrowings and USD 1,730 million were entered into to hedge currency risk and interest rate risk with respect to foreign currency denominated borrowings and bonds.

Average exchange rates applied for the years ended December 31, 2020, 2021 and 2022 and the exchange rates at December 31, 2021 and 2022 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2020		2021	2022	December 31, 2021	December 31, 2022
USD	₩	1,180.46	1,144.10	1,291.15	1,185.50	1,267.30
JPY		11.05	10.42	9.85	10.30	9.53
CNY		170.90	177.36	191.60	186.26	181.44
TWD		40.07	40.99	43.36	42.84	41.27
EUR		1,345.71	1,353.25	1,357.29	1,342.34	1,351.20
PLN		302.95	296.51	289.78	292.11	288.70
VND		0.0508	0.0499	0.0551	0.0521	0.0537

26.
Financial Risk Management. Continued
ii)
Sensitivity analysis

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2021 and 2022, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2021			December 31, 2022
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	₩	(74,214)	2,339	(114,317)	(23,215)
JPY (5 percent weakening)		(5,437)	(3,288)	(8,614)	(8,541)
CNY (5 percent weakening)		(64,732)	172	(105,926)	(5)
TWD (5 percent weakening)		70	5	68	3
EUR (5 percent weakening)		178	(858)	896	(281)
PLN (5 percent weakening)		29	29	11	11
VND (5 percent weakening)		(3,865)	(3,865)	(6,161)	(6,161)

A stronger won against the above currencies as of December 31, 2021 and 2022 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(iii)
Derivatives for cash flow hedge

In relation to forecast export transactions, the Group uses derivative instruments to hedge fluctuations in future cash flows due to foreign currency exchange rate changes. There is no derivative with cash flow hedging accounting as of December 31, 2022. The amount which has been reclassified from reserve to profit (revenue) for the year ended December 31, 2022 is ~~W~~212,956 million as a result of realization of forecast export transactions.

(ii)
Interest rate risk

Interest rate risk arises principally from the Group’s variable interest-bearing bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations in interest rates and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rate and establishing plan for countermeasures. Meanwhile, the Group entered into cross currency interest rate swap contracts amounting to USD 1,730 million (~~W~~2,192,429 million) and interest rate swap contracts amounting to ~~W~~470,000 million in notional amount to hedge interest rate risk with respect to variable interest bearing borrowings.

i)
Profile

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2021 and 2022 is as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Fixed rate instruments
Financial assets	₩	4,284,950	3,547,256
Financial liabilities		(5,237,711)	(6,025,365)
	₩	(952,761)	(2,478,109)
Variable rate instruments
Financial liabilities	₩	(7,426,095)	(8,966,045)

26.
Financial Risk Management. Continued
ii)
Equity and profit or loss sensitivity analysis for variable rate instruments

As of December 31, 2021 and 2022 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following 12-month periods. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2021
Variable rate instruments(*)	₩	(40,931)	40,931	(40,931)	40,931

December 31, 2022
Variable rate instruments(*)	₩	(49,885)	49,885	(49,885)	49,885

(*) Financial instruments related to non-hedging interest rate swap are excluded from the calculation.

(iii)
Managing interest rate benchmark reform and associated risks

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative risk-free rates (referred to as ‘IBOR reform’). The publication of LIBOR, except overnight, 1-month, 3-month, 6-month, and 12-month USD LIBORs, was terminated as of December 31, 2021 and the five LIBORs, as mentioned above, will be discontinued by June 30, 2023.

The Group does not have financial instruments affected by already discontinued LIBORs. The Group plans to change benchmark interest rate applied to some of its financial instruments from LIBORs to Secured Overnight Financing Rates (SOFRs), an alternative indicator interest rate. For these LIBOR-related financial instruments, the LIBORs are continued to be published. Meanwhile, in the case of the CD rate, an alternative reference rate was selected as the Korea Overnight Financing Repo Rate (KOFR) as part of the reform of the interest rate benchmark. However, unlike LIBOR, the termination of the publication of the CD rate is not scheduled, and the Group does not have plan to change to KOFR.

The Group is exposed to the legal risk of changing the contract of financial instruments due to the reform of the interest rate indicator, as well as the process and operational risks to deal with such changes. In addition, the Group is also exposed to the risk of monitoring the market trend on the alternative index interest rate and establishing a risk management strategy accordingly to manage the risk of the new alternative index interest rate. The Group manages and monitors the transition to alternative interest rate benchmark by evaluating the extent to which a contract references IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties.

The Group monitors the transition to an alternative interest rate benchmark by reviewing the total amounts of contracts that have yet to transition to an alternative benchmark rate and the amounts of such contracts that include an appropriate fallback clause. The Group considers that a contract is not yet transitioned to an alternative benchmark rate when interest rate under the contract is indexed to a benchmark rate that is still subject to IBOR reform, even if it includes a fallback clause that deals with the cessation of the existing IBOR(“unreformed contracts”). As of December 31, 2022, the total amounts of unreformed contracts and those with appropriate fallback language are as follows, and the financial instruments that will be settled before June 30, 2023 are excluded:

26.
Financial Risk Management. Continued

(In millions of won)
	Total amount of unreformed contracts		Amount with appropriate fallback clause
Non-derivative financial liabilities
Borrowings	₩	2,346,617	2,002,334
Derivative assets
Cross currency interest rate swap contracts	₩	168,730	168,730

(b)
Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.

The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, do not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.

The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.

In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) in profit or loss at each reporting date.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Financial assets carried at amortized cost
Cash equivalents	₩	3,540,475	1,823,573
Deposits in banks		743,316	1,722,618
Trade accounts and notes receivable, net		4,574,789	2,358,914
Non-trade receivables		108,875	146,921
Accrued income		13,024	22,505
Deposits		45,620	26,586
Short-term loans		22,518	30,062
Long-term loans		19,939	58,806
Long-term non-trade receivables		2,376	—
Lease receivables		18,209	11,058
	₩	9,089,141	6,201,043
Financial assets at fair value through profit or loss
Convertible securities	₩	2,758	1,797
Derivatives		65,612	230,080
	₩	68,370	231,877
Financial assets effective for cash flow hedging
Derivatives	₩	905	—
Financial assets at fair value through other comprehensive income
Debt instruments	₩	48	—
	₩	9,158,464	6,432,920

Trade accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivable are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

26.
Financial Risk Management. Continued
(c)
Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing. To the extent that the Group does not generate sufficient cash flows from operations to meet its capital requirements, the Group may rely on other financing activities, such as external long-term borrowings and offerings of debt instruments, equity-linked and other debt instruments. In addition, the Group maintains a line of credit with various banks.

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2022.

(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	13,542,664	14,674,463	4,329,345	1,266,247	3,135,925	5,591,303	351,643
Bonds		1,448,746	1,570,630	338,815	16,956	400,764	727,752	86,343
Trade accounts and notes payable		4,061,684	4,061,684	3,523,098	538,586	—	—	—
Other accounts payable		2,307,190	2,309,929	2,231,832	78,097	—	—	—
Other accounts payable (enterprise procurement cards(*)		935,739	935,739	935,739	—	—	—	—
Long-term other accounts payable		435,232	508,194	—	—	103,450	245,064	159,680
Security deposits received		146,788	191,735	—	2,262	8,463	181,010	—
Lease liabilities		72,788	77,803	26,733	16,995	18,552	10,743	4,780
Derivative financial liabilities
Derivatives	₩	47,408	29,418	(1,637)	10,741	3,024	17,290	—
	₩	22,998,239	24,359,595	11,383,925	1,929,884	3,670,178	6,773,162	602,446

(*) Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2022 is as follows:

(In millions of won)
	January 1, 2022		Change (Cash flows from operation activities)	December 31, 2022
Other accounts payable (enterprise procurement cards)	₩	1,074,089	(138,350)	935,739

It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

26.
Financial Risk Management. Continued
(d)
Capital management

Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2021		December 31, 2022
Total liabilities	₩	23,392,014	24,366,792
Total equity		14,762,501	11,319,227
Cash and deposits in banks(*1)		4,284,902	3,547,256
Borrowings (including bonds)		12,663,806	14,991,410
Total liabilities to equity ratio		158%	215%
Net borrowings to equity ratio(*2)		57%	101%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

(e)
Determination of fair value
(i)
Measurement of fair value

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

i)
Current assets and liabilities

The carrying amounts approximate their fair value because of the short maturity of these instruments.

ii)
Trade receivables and other receivables

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. This fair value is determined for disclosure purposes. The carrying amounts of current receivables approximate their fair value.

iii)
Investments in equity and debt securities

The fair value of marketable financial assets at FVTPL and FVOCI is determined by reference to their quoted closing bid price at the reporting date. The fair value of non-marketable instruments is determined using the results of fair value assessment performed by external valuation institutions and others.

iv)
Non-derivative financial liabilities

Fair value, which is determined for disclosure purposes, except for the liabilities at FVTPL, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

v)
Derivatives

The inputs used to measure the fair value of currency forward and cross currency interest rate swap are calculated based on the exchange rates and interest rates observable in the market at the reporting date.

26.
Financial Risk Management. Continued
(ii)
Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021			December 31, 2022
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	₩	3,541,597	(*)	1,824,649	(*)
Deposits in banks		743,316	(*)	1,722,618	(*)
Trade accounts and notes receivable		4,574,789	(*)	2,358,914	(*)
Non-trade receivables		108,875	(*)	146,921	(*)
Accrued income		13,024	(*)	22,505	(*)
Deposits		45,620	(*)	26,586	(*)
Short-term loans		22,518	(*)	30,062	(*)
Long-term loans		19,939	(*)	58,806	(*)
Long-term non-trade receivables		2,376	(*)	—	(*)
Lease receivables		18,209	(*)	11,058	(*)
Financial assets at fair value through profit or loss
Equity instruments	₩	48,805	48,805	96,064	96,064
Convertible securities		2,758	2,758	1,797	1,797
Derivatives		65,612	65,612	230,080	230,080
Financial assets effective for cash flow hedging
Derivatives	₩	905	905	—	—
Financial assets at fair value through other comprehensive income
Debt instruments	₩	48	48	—	—
Financial liabilities at fair value through profit or loss
Derivatives	₩	10,925	10,925	47,408	47,408
Convertible bonds		1,015,760	1,015,760	—	—
Financial liabilities effective for cash flow hedging
Derivatives		13,400	13,400	—	—
Financial liabilities carried at amortized cost
Borrowings	₩	10,052,245	10,064,068	13,542,664	13,521,494
Bonds		1,595,801	1,596,044	1,448,746	1,377,696
Trade accounts and notes payable		4,814,055	(*)	4,061,684	(*)
Other accounts payable		3,401,346	(*)	3,242,929	(*)
Long-term other accounts payable		496,083	(*)	435,232	(*)
Security deposits received		11,199	(*)	146,788	(*)
Lease liabilities		84,326	(*)	72,788	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

26.
Financial Risk Management. Continued
(iii)
Fair values of financial assets and liabilities
i)
Fair value hierarchy

Financial instruments carried at fair value are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. The different levels have been defined as follows:

•
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
•
Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
•
Level 3: inputs for the asset or liability that are not based on observable market data
ii)
Financial instruments measured at fair value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2021 and 2022 are as follows:

(In millions of won)	December 31, 2021
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	48,805	48,805
Convertible securities		—	—	2,758	2,758
Derivatives		—	65,612	—	65,612
Financial assets effective for cash flow hedging
Derivatives	₩	—	905	—	905
Financial assets at fair value through other comprehensive income
Debt instruments	₩	48	—	—	48
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	10,925	—	10,925
Convertible bonds		1,015,760	—	—	1,015,760
Financial liabilities effective for cash flow hedging
Derivatives	₩	—	13,400	—	13,400

(In millions of won)	December 31, 2022
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	96,064	96,064
Convertible securities		—	—	1,797	1,797
Derivatives		—	230,080	—	230,080
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	47,408	—	47,408

26.
Financial Risk Management. Continued
iii)
Valuation techniques and inputs for Assets and Liabilities measured by the fair value hierarchy Level 2 and Level 3

(In millions of won)	December 31, 2021
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	48,805	Discounted cash flow, etc.	Discount rate and estimated cash flow, etc.
Convertible securities		—	—	2,758	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	65,612	—	Discounted cash flow	Discount rate and exchange rate
Financial assets effective for cash flow hedging
Derivatives	₩	—	905	—	Discounted cash flow	Discount rate and exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	10,925	—	Discounted cash flow	Discount rate and exchange rate
Financial liabilities effective for cash flow hedging
Derivatives	₩	—	13,400	—	Discounted cash flow	Discount rate and exchange rate

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	96,064	Discounted cash flow, etc.	Discount rate and estimated cash flow, etc.
Convertible securities		—	—	1,797	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	230,080	—	Discounted cash flow	Discount rate and exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	47,408	—	Discounted cash flow	Discount rate and exchange rate

26.
Financial Risk Management. Continued
iv)
Financial instruments not measured at fair value but for which the fair value is disclosed

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)	December 31, 2021
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	10,064,068	Discounted cash flow	Discount rate
Bonds		—	—	1,596,044	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	13,521,494	Discounted cash flow	Discount rate
Bonds		—	—	1,377,696	Discounted cash flow	Discount rate

v)
The interest rates applied for determination of the above fair value as of December 31, 2021 and 2022 are as follows:

	December 31, 2021	December 31, 2022
Borrowings, bonds and others	2.21~4.38%	5.11~6.68%

vi)
There is no substitution between Level 1, Level 2 and Level 3 for the years ended December 31, 2022, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2022 are as follows:

(In millions of won)
Classification	January 1, 2022		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	Replacement	December 31, 2022
Equity securities	₩	48,805	27,261	(775)	6,248	2,720	11,805	96,064
Convertible securities		2,758	—	—	224	—	(1,185)	1,797

(f)
Net gains and losses by category of financial instruments

The net gains and losses by category of financial instruments as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	2021
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Other financial instruments (*)	Total
Interest income	₩	88,888	—	—	—	—	88,888
Interest expense		—	(418,674)	—	(15,415)	—	(434,089)
Foreign currency differences		668,140	(848,072)	—	(70,249)	—	(250,181)
(Reversal of) Bad debt expense		(273)	—	—	—	—	(273)
Gain or loss on disposal		(4,877)	—	(1,242)	—	—	(6,119)
Gain or loss on valuation		—	(250)	5,808	(68,421)	—	(62,863)
Gain or loss on derivative		—	—	—	—	221,292	221,292
Others		—	—	—	(14)	—	(14)
	₩	751,878	(1,266,996)	4,566	(154,099)	221,292	(443,359)

(*) Other financial instruments exclude cash flow hedging derivatives.

26.
Financial Risk Management. Continued

(In millions of won)
	2022
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Other financial instruments (*)	Total
Interest income	₩	85,624	—	—	—	—	85,624
Interest expense		—	(403,415)	—	(11,106)	—	(414,521)
Foreign currency differences		1,061,416	(946,650)	—	(105,492)	—	9,274
(Reversal of) Bad debt expense		569	—	—	—	—	569
Gain or loss on disposal		(37,087)	—	171	(2,672)	—	(39,588)
Gain or loss on valuation		—	—	6,473	220,240	—	226,713
Gain or loss on derivative		—	—	—	—	177,130	177,130
Others		—	—	—	(43)	—	(43)
	₩	1,110,522	(1,350,065)	6,644	100,927	177,130	45,158

(*) Other financial instruments exclude cash flow hedging derivatives.